Related Party Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Reorganization and Transaction with DIH Cayman and DIH Hong Kong

The Company’s businesses have historically functioned together with the other businesses controlled by DIH Cayman. DIH Cayman remains the largest shareholder of the Company and continues to own 100% interest in DIH International (“DIH Hong Kong”) as of September 30, 2024.

Subsequent to the year ended March 31, 2022, the Company did not incur significant transactions with DIH Cayman or DIH Hong Kong. The balances recorded under “Due from related party” and “Due to related party” are derived from historical transactions. The table below summarizes related party balances with DIH Hong Kong excluding Hocoma AG and Motek as of September 30, 2024 and March 31, 2024

	September 30, 2024	March 31, 2024
Due from related party	$2,641	$2,586
Due to related party	$1,504	$1,470

Hocoma AG and share transfers

On July 1, 2021, Hocoma AG entered into a series of agreements with the Company and its subsidiaries to transfer all business aspects of development and production of mechanical and electronic devices in the fields of medical technology and biotechnology to Hocoma Medical GmbH as disclosed in the Company’s Annual Report on Form 10-K for the year ended March 31, 2024. In connection with the transactions, the Company incurred three related party notes payable to Hocoma AG amounting to $10.47 million, $7.80 million and $1.57 million, respectively. The three related party notes payable are referred to as “Related Party Notes”. Each of the Related Party Notes Payable is due on June 30, 2026 with interest rate of 1.25%. The Company has made periodic payments on Related Party Notes payable with proceeds from its operations.

As of September 30, 2024 and March 31, 2024, the balances of Related Party Notes were $9.4 million and $11.5 million, respectively included in “Note payable - related party”. The decrease resulted from the Company’s payments of principal on Related Party Notes owed to Hocoma AG.

In addition to the Related Party Notes, as of September 30, 2024 and March 31, 2024, the Company recorded a related party balance of $321 and $(267), respectively, representing cash balances owed by and owed to Hocoma AG. As part of the transfer discussed above, the Company also recorded a long-term related party receivable for $324 as of September 30, 2024 and March 31, 2024, included in “Other assets”.

Motek Group

The Company has entered into a distribution agreement with the Motek Group. The agreement, which has been historically in place, appoints the Company as the exclusive distributor of Motek’s advanced human movement research and rehabilitation products and services designed to support efficient functional movement therapy within specified territories. Under the distribution agreement, Motek supplies the products and services to the Company at the prices detailed in the agreement. Motek provides ongoing support and assistance, including training, marketing materials, and technical documentation to the Company. In connection with the products the Company purchased from Motek Group, the Company purchased warranty associated with the products. Upon distribution of Motek products, the cost of warranty are recorded to deferred cost of sales in “Other current assets” prior to the Company recognizing warranty revenue.

For the three months ended September 30, 2024 and 2023, the Company made purchases amounting to $1,978 and $3,189, respectively, from the Motek Group. For the six months ended September 30, 2024 and 2023, the Company made purchases amounting to $4,973 and $5,958, respectively, from the Motek Group.

As part of these transactions, the Company made advance payments to Motek, included in “Due from related party,” and also had trade payables, included in “Due to related party.” The balances as of September 30, 2024 and March 31, 2024 are as follows:

	September 30, 2024	March 31, 2024
Due from related party	$3,169	$3,367
Due to related party	$8,762	$8,667

13. Related Party Transactions

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Reorganization and Transaction with DIH Cayman and DIH Hong Kong

While the Company’s businesses have historically functioned together with the other businesses controlled by DIH Cayman, the Company’s businesses are largely isolated and not dependent on corporate or other support functions. DIH Hong Kong is a wholly-owned subsidiary of DIH Cayman and the Company was a wholly-owned subsidiary of DIH Cayman prior to closing of the Business Combination.

On July 1, 2021, DIH Cayman completed a series of reorganization steps to transfer DIH US Corp and its subsidiaries and Hocoma Medical GmbH from Hocoma AG to DIH Holding US Inc., Nevada, effectively creating the Company as explained in the Hocoma AG and share transfers section below. The reorganization was accounted for as a common control transaction and the assets contributed and liabilities assumed were recorded based on their historical carrying values.

Subsequent to the year ended March 31, 2022, the Company did not incur significant transactions with DIH Cayman or DIH Hong Kong. The balances recorded under “Due from relate party” and “Due to related party” are derived from historical transactions. The table below summarizes related party balances with DIH Hong Kong excluding Hocoma AG and Motek as of March 31, 2024 and 2023.

	As of March 31,
	2024	2023
Due from related party	$2,586	$2,456
Due to related party	$1,470	$1,311

Hocoma AG and share transfers

On July 1, 2021, Hocoma AG entered into a series of agreements with the Company and its subsidiaries to transfer all business aspects of development and production of mechanical and electronic devices in the fields of medical technology and biotechnology to Hocoma Medical GmbH.

Between July 2021 and January 2024, Hocoma AG operated as a single entity, with all business operations conducted at Hocoma AG while all personnel, except for two employees managing the MDR certification, were employed by Hocoma Medical. The EU MDR 2017/745 came into effect in May 2021. All medical devices certified under the previous Medical Device Directive (MDD) must certify to the new requirements to ensure that they can continue to be sold in the European market. Hocoma AG holds the MDR certification, which cannot legally be transferred to Hocoma Medical. Upon the lifting of the injunction, management performed a retrospective separation of these entities to account for the original transactions reinstated by the court.

Transfer ownership of DIH US Corp to DIH Nevada:

Hocoma AG and DIH Nevada entered into a share purchase agreement effective on July 1, 2021, in which Hocoma AG agreed to sell all 10,000 shares of DIH US Corp and intercompany balances totaling $7.80 million between DIH US Corp and Hocoma AG to DIH Nevada. The purchase price was settled through a Note Agreement accruing interest at a rate of 1.25% annually (“Share Purchase Note”). The note has a term of 5 years, due on June 30, 2026, with prepayment allowed.

Contribution net assets to Hocoma Medical:

In a Contribution Agreement effective on July 1, 2021, Hocoma AG agreed to contribute its business to Hocoma Medical GmbH. The contributed business was valued at USD 10.47 million as amended where Hocoma Medical GmbH was a wholly owned subsidiary of Hocoma AG at the time. The Contribution Agreement explicitly excluded the intellectual property rights specified in the Contribution Agreement. Additionally, the assets excluded all 10,000 shares of DIH US Corporation and certain intercompany balances. The Agreement specifically excludes from these liabilities all indebtedness of Hocoma AG related to the contributed business as of the effective date, as well as any liability for taxes relating to the contributed business as of the effective date.

Transfer of ownership in Hocoma Medical to DIH Nevada:

Under a separate Share Purchase Agreement effective on July 1, 2021, Hocoma AG transferred all ownership in Hocoma Medical GmbH in the form of 200 membership interests to DIH Nevada for $10.47 million, based on the final valuation. The purchase price was settled through a Note Agreement with an interest rate of 1.25% (“Membership Interest Note”). The note was agreed for a term of 5 years, due on June 30, 2026, with prepayment allowed.

Transfer of intellectual property to DIH US Corp:

In a business/asset, share, and IP purchase agreement on July 12, 2021, which was amended on August 3, 2021 Hocoma AG transferred intellectual property rights as listed in the Annex to the agreement to DIH Technology Inc. (a wholly owned subsidiary of DIH US Corp) for $1.57 million through a note agreement. The note payable formalized in a note agreement effective July 1, 2021, with an interest rate of 1.25% (“IP Note”). The note was agreed for a term of 5 years, due on June 30, 2026, with prepayment allowed.

The Share Purchase Note, Membership Interest Note and IP Note together are referred to as “Related Party Notes”.

Hocoma Medical GmbH has made periodically payments on the principal and interests of the Related Party Notes, resulting from the transfer of the business and assets above.

Additionally, the two employees who remained at Hocoma AG provided services for the business of Hocoma Medical. Historically, an immaterial premium was charged to the cost of the employees.

As of March 31, 2024 and 2023, the balances of Related Party Notes were $11,457 and $17,301, respectively included in Note payable - related party”. The decrease resulted from the Company’s payments of principal on Related Party Notes owed to Hocoma AG.

In addition to the Related Party Notes, as of March 31, 2024 and 2023, the Company recorded a related party balance of $(267) and $1,992, respectively, representing cash balances owed by Hocoma AG. As part of the transfer discussed above, the Company also recorded a long-term related party receivable for $324 as of March 31, 2024 and 2023, included in “Other assets”.

Motek Group

The Company has entered into a distribution agreement with the Motek Group. The agreement, which has been historically in place, appoints the Company as the exclusive distributor of Motek’s advanced human movement research and rehabilitation products and services designed to support efficient functional movement therapy within specified territories. Under the distribution agreement, Motek supplies the products and services to the Company at the prices detailed in the agreement, with the Company entitled to a distributor margin. Motek provides ongoing support and assistance, including training, marketing materials, and technical documentation to the Company.

For the years ended March 31, 2024 and 2023, the Company made purchases amounting to $13,599 and $11,869, respectively, from the Motek Group.

As part of these transactions, the Company made advance payments to Motek, included in “Due from related party,” and also had trade payables, included in “Due to related party.” The balances as of March 31, 2024 and 2023 are as follows:

	As of March 31,
	2024	2023
Due from related party	$3,367	$1,934
Due to related party	$8,667	$5,530